RESTATEMENTS (Details) - USD ($)	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
Cash and Cash Equivalents	$ 8,466	$ 46,302	$ 351,060	$ 845,083
Accounts receivable and other current assets	264	9,014
Accounts Receivable
TOTAL CURRENT ASSETS	27,073	82,788
Property and equipment, net	4,877	11,875
Deferred Charges
TOTAL NON-CURRENT ASSETS	4,877	11,875
TOTAL ASSETS	31,950	94,663
Accounts payable	256,242	186,341
Due to related parties	1,154,424	822,862
Accrued liabilities and other payables	298,700	136,250
Unearned Revenue
TOTAL CURRENT LIABILITIES	1,709,366	1,145,453
Notes Payable	1,921,991	1,530,959
Notes payable – related parties	434,722	271,562
TOTAL NON-CURRENT LIABILITIES	2,356,713	1,802,521
TOTAL LIABILITIES	4,066,079	2,947,974
Additional Paid-in Capital	25,404,058	25,215,044
Accumulated deficit	(29,773,496)	(28,449,646)
Accumulated other comprehensive income	93,905	153,466
Total UMeWorld Limited's stockholders' deficit	(4,266,582)	(3,072,202)
TOTAL STOCKHOLDERS' DEFICIT	(4,034,129)	(2,853,311)	(1,989,684)	(1,341,305)
TOTAL LIABILITES AND STOCKHOLDERS' DEFICIT	$ 31,950	94,663
As Previously Reported [Member]
Cash and Cash Equivalents		46,301	351,058	845,084
Accounts receivable and other current assets
Accounts Receivable		265
Deposit		8,749
TOTAL CURRENT ASSETS		82,787
Property and equipment, net		5,879
Deferred Charges		348,913
TOTAL NON-CURRENT ASSETS		354,792
TOTAL ASSETS		437,579
Accounts payable		769,405
Due to related parties
Accrued liabilities and other payables
Unearned Revenue		376,046
TOTAL CURRENT LIABILITIES		1,145,451
Notes Payable		2,112,101
Notes payable – related parties
TOTAL NON-CURRENT LIABILITIES		2,112,101
TOTAL LIABILITIES		3,257,552
Additional Paid-in Capital		25,870,095
Accumulated deficit		(28,916,005)
Accumulated other comprehensive income		(1,888)
Total UMeWorld Limited's stockholders' deficit		(3,038,864)
TOTAL STOCKHOLDERS' DEFICIT		(2,819,973)
TOTAL LIABILITES AND STOCKHOLDERS' DEFICIT		437,579
Adjustment [Member]
Cash and Cash Equivalents		1	$ 2	$ (1)
Accounts receivable and other current assets		9,014
Accounts Receivable		(265)
Deposit		(8,749)
TOTAL CURRENT ASSETS		1
Property and equipment, net		5,996
Deferred Charges		(348,913)
TOTAL NON-CURRENT ASSETS		(342,917)
TOTAL ASSETS		(342,916)
Accounts payable		(583,064)
Due to related parties		822,862
Accrued liabilities and other payables		136,250
Unearned Revenue		(376,046)
TOTAL CURRENT LIABILITIES		2
Notes Payable		(581,142)
Notes payable – related parties		271,562
TOTAL NON-CURRENT LIABILITIES		(309,580)
TOTAL LIABILITIES		(309,578)
Additional Paid-in Capital		(655,051)
Accumulated deficit		466,359
Accumulated other comprehensive income		155,354
Total UMeWorld Limited's stockholders' deficit		(33,338)
TOTAL STOCKHOLDERS' DEFICIT		(33,338)
TOTAL LIABILITES AND STOCKHOLDERS' DEFICIT		$ (342,916)